Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Disclosure of detailed information about financial instruments
Transfers to level 3	kr 0	kr (1)